Consolidated and combined statements of cash flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income for the year	$ 869,964	$ 1,747,939	$ 298,444
Adjustments for:
Income tax expense	516,920	814,556	525,661
Depreciation and amortization	287,702	82,122	43,688
Accounting effects from changing reporting period		(36,400)
Interest expense	543,321	75,818	80,253
Interest income	(28,689)	(25,872)	(10,930)
Loss (gain) on disposal of non-current assets	4,758	(478)	9,216
Share-based payment expense	5,991		32,910
Divestment of subsidiaries	10,983
Others	(8,653)	(12,974)
Changes in fair value of warrants			851,520
Unrealized (gain) loss in valuation of derivative financial instruments	43,522	(330,315)	287,985
Total adjustments	2,245,819	2,314,396	2,118,747
(Increase) decrease in:
Trade accounts receivable	266,640	(21,347)	(487,938)
Trade accounts receivable from related parties	30,246	(24)	610
Inventory	171,260	4,893	(939,118)
Prepaid expenses and other assets	(48,383)	22,894	(53,611)
Accounts payable to suppliers and accrued expenses	(940,039)	(64,699)	1,604,589
Trade accounts payable to related parties	97,029
Provisions	(24,640)	(35,537)	107,289
Value-added tax payable	110,231	(26,703)	(3,596)
Statutory employee profit sharing	22,798	47,951	2,348
Employee benefits	21,268	1,722	(743)
Income taxes paid	(542,527)	(777,949)	(526,321)
Net cash provided by operating activities	1,409,702	1,465,597	1,822,256
Investing activities:
Payment of business acquisition net of cash acquired	(4,698,463)
Other investment in subsidiaries	(1,886)	50
Payments of fixed and intangible assets	(175,653)	(401,736)	(617,686)
Proceeds from disposal of fixed assets	22,091	12,521	18,270
Interest received	28,689	25,872	10,930
Restricted cash		42,915	(42,915)
Net cash used in investing activities	(4,825,222)	(320,378)	(631,401)
Financing activities:
Proceeds from borrowings	5,818,705	1,520,000	1,712,207
Repayment of borrowings	(1,120,025)	(646,716)	(1,757,112)
Repayment of derivative financial instruments		(18,172)
Bond issuance costs	(88,722)	(18,931)
Interest paid on borrowings	(502,847)	(49,123)	(121,297)
Lease payments	(76,214)	(6,899)	(8,825)
Cash received for issuance of shares			250,295
Share repurchases	(25,321)
Dividends paid	(949,610)	(1,400,000)	(830,000)
Net cash generated by (used in) financing activities	3,055,966	(619,841)	(754,732)
(Decrease) increase in cash and cash equivalents	(359,554)	525,378	436,123
Cash and cash equivalents at the beginning of year	1,175,198	649,820	213,697
Cash and cash equivalents at the end of year	$ 815,644	$ 1,175,198	$ 649,820